Pension and Other Post-retirement Benefits (Details 5) - Pension Benefits - USD ($) $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014
Changes in fair value
Fair value of plan assets at beginning of year	$ 1,168,765	$ 1,087,315
Fair value of plan assets at end of year	1,179,777	1,168,765
Significant Other Unobservable Inputs (Level 3)
Changes in fair value
Fair value of plan assets at beginning of year	58,723	45,783
Purchases, issuances and settlements (net)	(3,574)	3,050
Unrealized gains	7,741	4,260
Realized gains	7,623	4,479
Interest and dividend income	1,262	1,151
Fair value of plan assets at end of year	$ 71,775	$ 58,723